Subsequent events (Details Narrative)	Apr. 03, 2025
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-8. The reverse stock split was approved by the Company’s shareholders at a special meeting held on December 9, 2024. SIMPPLE Ltd. ordinary shares will begin trading on an adjusted basis, reflecting the reverse stock split, on April 7, 2025, under the existing ticker symbol “SPPL”.